Condensed Consolidated Guarantor Data (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet (Successor)
December 31, 2012
(000s)

	Affinity Gaming (Co-Issuer)	AG Finance (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
ASSETS
Cash and cash equivalents	$89,063	$—	$37,810	$—	$—	$126,873
Restricted cash	469	—	139	—	—	608
Accounts receivable, net	775	—	4,334	—	—	5,109
Prepaid expense	1,060	—	7,508	—	—	8,568
Inventory	—	—	2,835	—	—	2,835
Deferred income tax asset	904	—	2,220	—	—	3,124
Total current assets	92,271	—	54,846	—	—	147,117
Property and equipment, net	3,866	—	264,082	—	—	267,948
Intercompany receivables	—	—	27,500	—	(27,500)	—
Investment in subsidiaries	338,535	—	—	—	(338,535)	—
Intercompany notes receivable	193,216	—	—	—	(193,216)	—
Other assets, net	11,820	—	3,131	—	—	14,951
Assets held for sale	—	—	21,443	—	—	21,443
Intangibles	—	—	131,947	—	—	131,947
Goodwill	—	—	68,516	—	—	68,516
Total assets	$639,708	$—	$571,465	$—	$(559,251)	$651,922

LIABILITIES AND OWNERS’ EQUITY
Accounts payable	$2,043	$—	$11,958	$—	$—	$14,001
Intercompany payables	27,500	—	—	—	(27,500)	—
Accrued interest	2,581	—	—	—	—	2,581
Accrued expense	2,802	—	18,295	—	—	21,097
Income tax payable	516	—	—	—	—	516
Intercompany notes payable	—	—	193,216	—	(193,216)	—
Current maturities of long-term debt	7,281	—	—	—	—	7,281
Total current liabilities	42,723	—	223,469	—	(220,716)	45,476
Long-term debt, less current portion	389,435	—	—	—	—	389,435
Other liabilities	283	—	724	—	—	1,007
Liabilities held for sale	—	—	3,552	—	—	3,552
Deferred income tax liability	137	—	5,185	—	—	5,322
Total liabilities	432,578	—	232,930	—	(220,716)	444,792

Common stock	20	—	—	—	—	20
Other equity	207,110	—	338,535	—	(338,535)	207,110
Total owners’ equity	207,130	—	338,535	—	(338,535)	207,130
Total liabilities and owners’ equity	$639,708	$—	$571,465	$—	$(559,251)	$651,922
Affinity Gaming and Subsidiaries
Condensed Consolidating Balance Sheet (Successor)
December 31, 2011
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
ASSETS
Cash and cash equivalents	$5,065	$40,891	$—	$—	$45,956
Restricted cash	9,105	132	—	—	9,237
Intercompany receivables	19,132	—	—	(19,132)	—
Receivable, St Jo flood	—	4,068	—	—	4,068
Accounts receivable, net	429	3,233	—	—	3,662
Deferred income tax asset	1,410	—	—	(1,410)	—
Prepaid expense	644	7,264	—	—	7,908
Inventory	—	2,854	—	—	2,854
Total current assets	35,785	58,442	—	(20,542)	73,685
Property and equipment, net	1,978	216,616	—	—	218,594
Investment in subsidiaries	329,596	—	—	(329,596)	—
Intercompany notes receivable	193,216	—	—	(193,216)	—
Other assets, net	4,304	3,293	—	—	7,597
Assets held for sale	—	38,854	91,179	—	130,033
Deferred income tax asset	1,818	—	242	(2,060)	—
Intangibles	—	125,544	—	—	125,544
Goodwill	—	48,287	—	—	48,287
Total assets	$566,697	$491,036	$91,421	$(545,414)	$603,740

LIABILITIES AND OWNERS’ EQUITY
Accounts payable	$2,278	$9,670	$—	$—	$11,948
Intercompany payables	—	19,132	—	(19,132)	—
Accrued interest	97	—	—	—	97
Accrued expense	9,286	14,433	—	—	23,719
Income tax payable	66	—	118	—	184
Deferred income tax liability	—	2,021	124	(1,410)	735
Intercompany notes payable	—	193,216	—	(193,216)	—
Current maturities of long-term debt	1,325	—	—	—	1,325
Total current liabilities	13,052	238,472	242	(213,758)	38,008
Long-term debt, less current portion	347,075	—	—	—	347,075
Other liabilities	335	679	—	—	1,014
Liabilities held for sale	—	3,756	4,888	—	8,644
Deferred income tax liability	—	4,824	—	(2,060)	2,764
Total liabilities	360,462	247,731	5,130	(215,818)	397,505

Other equity	206,235	243,305	86,291	(329,596)	206,235
Total owners’ equity	206,235	243,305	86,291	(329,596)	206,235
Total liabilities and owners’ equity	$566,697	$491,036	$91,421	$(545,414)	$603,740

Condensed Consolidating Statement of Operations
Condensed Consolidating Statement of Operations (Successor)
Year ended December 31, 2012
(000s)

	Affinity Gaming (Co-Issuer)	AG Finance (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
REVENUE
Casino	$—	$—	$285,169	$—	$—	$285,169
Food and beverage	—	—	45,784	—	—	45,784
Lodging	—	—	29,227	—	—	29,227
Fuel and retail	—	—	74,971	—	—	74,971
Other	—	—	21,210	—	—	21,210
Total revenue	—	—	456,361	—	—	456,361
Promotional allowances	—	—	(53,185)	—	—	(53,185)
Net revenue	—	—	403,176	—	—	403,176
EXPENSE
Casino	—	—	110,267	—	—	110,267
Food and beverage	—	—	46,395	—	—	46,395
Lodging	—	—	18,006	—	—	18,006
Fuel and retail	—	—	64,707	—	—	64,707
Other	—	—	9,649	—	—	9,649
General and administrative	—	—	72,830	—	—	72,830
Corporate	12,726	—	—	—	—	12,726
Depreciation and amortization	411	—	22,855	—	—	23,266
Pre-opening expense	421	—	—	—	—	421
Write downs, reserves and recoveries	(707)	—	(78)	—	—	(785)
Total expense	12,851	—	344,631	—	—	357,482
Operating income (loss) from continuing operations	(12,851)	—	58,545	—	—	45,694
Other income (expense)
Interest expense, net	(32,753)	—	—	—	3,022	(29,731)
Intercompany interest income	29,848	—	—	—	(29,848)	—
Intercompany interest expense	—	—	(29,848)	—	29,848	—
Loss on extinguishment (or modification) of debt	(8,842)	—	—	—	—	(8,842)
Income from equity investments in subsidiaries	15,884	—	—	—	(15,884)	—
Total other income (expense), net	4,137	—	(29,848)	—	(12,862)	(38,573)
Income (loss) from continuing operations before income tax	(8,714)	—	28,697	—	(12,862)	7,121
Benefit from (provision for) income taxes	7,534	—	(10,021)	—	—	(2,487)
Income (loss) from continuing operations	$(1,180)	$—	$18,676	$—	$(12,862)	$4,634

Discontinued operations
Income (loss) from discontinued operations before income tax	—	—	(14,205)	5,120	—	(9,085)
Benefit from (provision for) income taxes	—	—	5,114	(1,843)	—	3,271
Loss from discontinued operations	$—	$—	$(9,091)	$3,277	$—	$(5,814)
Net income (loss)	$(1,180)	$—	$9,585	$3,277	$(12,862)	$(1,180)
Affinity Gaming and Subsidiaries
Condensed Consolidating Statement of Operations (Successor)
Year ended December 31, 2011
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
REVENUE
Casino	$—	$265,810	$—	$—	$265,810
Food and beverage	—	41,710	—	—	41,710
Lodging	—	25,222	—	—	25,222
Fuel and retail	—	76,241	—	—	76,241
Other	—	18,629	—	—	18,629
Total revenue	—	427,612	—	—	427,612
Promotional allowances	—	(49,025)	—	—	(49,025)
Net revenue	—	378,587	—	—	378,587
EXPENSE
Casino	—	101,399	—	—	101,399
Food and beverage	—	41,806	—	—	41,806
Lodging	—	17,518	—	—	17,518
Fuel and retail	—	67,291	—	—	67,291
Other	—	12,546	—	—	12,546
General and administrative	—	69,011	—	—	69,011
Corporate	12,201	—	—	—	12,201
Depreciation and amortization	527	20,642	—	—	21,169
Write downs, reserves and recoveries	(3,129)	(3,259)	—	—	(6,388)
Total expense	9,599	326,954	—	—	336,553
Operating income (loss) from continuing operations	(9,599)	51,633	—	—	42,034
Other income (expense)
Interest expense, net	(35,591)	—	—	7,227	(28,364)
Intercompany interest income	28,398	—	—	(28,398)	—
Intercompany interest expense	—	(28,398)	—	28,398	—
Other costs	(1,576)	—	—	—	(1,576)
Income from equity investments in subsidiaries	21,001	—	—	(21,001)	—
Total other income (expense), net	12,232	(28,398)	—	(13,774)	(29,940)
Income from continuing operations before income tax	2,633	23,235	—	(13,774)	12,094
Benefit from (provision for) income taxes	3,889	(8,111)	—	—	(4,222)
Income from continuing operations	$6,522	$15,124	$—	$(13,774)	$7,872

Discontinued operations
Loss from discontinued operations before tax	—	(456)	(1,421)	—	(1,877)
Benefit for income taxes	—	128	399	—	527
Loss from discontinued operations	$—	$(328)	$(1,022)	$—	$(1,350)
Net income (loss)	$6,522	$14,796	$(1,022)	$(13,774)	$6,522
Affinity Gaming and Subsidiaries
Condensed Consolidating Statement of Operations
Year ended December 31, 2010 (Predecessor)
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
REVENUE
Casino	$—	$276,837	$—	$—	$276,837
Food and beverage	—	43,733	—	—	43,733
Lodging	—	23,588	—	—	23,588
Fuel and retail	—	65,830	—	—	65,830
Other	—	19,527	—	—	19,527
Total revenue	—	429,515	—	—	429,515
Promotional allowances:	—	(49,123)	—	—	(49,123)
Net revenue	—	380,392	—	—	380,392
EXPENSE
Casino	—	103,697	—	—	103,697
Food and beverage	—	43,278	—	—	43,278
Lodging	—	17,199	—	—	17,199
Fuel and retail	—	56,952	—	—	56,952
Other	—	14,188	—	—	14,188
General and administrative	—	72,518	—	—	72,518
Corporate	11,936	—	—	—	11,936
Depreciation and amortization	—	32,294	—	—	32,294
Total expense	11,936	340,126	—	—	352,062
Operating income (loss) from continuing operations	(11,936)	40,266	—	—	28,330
Other income (expense)
Interest expense, net of capitalized interest	43	12	—	—	55
Reorganization costs	(6,797)	—	—	—	(6,797)
Fresh-start adjustments	—	(160,316)	—	—	(160,316)
Reorganization of debt	633,659	—	—	—	633,659
Impairment charges	—	(75,746)	—	—	(75,746)
Loss from equity investments in subsidiaries	(226,724)	—	—	226,724	—
Total other expense, net	400,181	(236,050)	—	226,724	390,855
Income (loss) from continuing operations before income tax	388,245	(195,784)	—	226,724	419,185
Provision for income taxes	—	—	—	—	—
Income (loss) from continuing operations	$388,245	$(195,784)	$—	$226,724	$419,185

Discontinued operations
Income (loss) from discontinued operations before tax	—	(33,451)	2,511	—	(30,940)
Provision for income taxes	—	—	—	—	—
Income (loss) from discontinued operations	$—	$(33,451)	$2,511	$—	$(30,940)
Net income (loss)	$388,245	$(229,235)	$2,511	$226,724	$388,245

Condensed Consolidating Statement of Cash Flows
Condensed Consolidated Statements of Cash Flows (Successor)
Year ended December 31, 2012
(000s)

	Affinity Gaming (Co-Issuer)	AG Finance (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
Net cash provided by operating activities	$(22,686)	$—	$61,184	$23,892	$—	$62,390

Cash flows from investing activities:
Restricted cash	8,636	—	(7)	—	—	8,629
Cash paid for business acquisition	(4,305)	—	—	—	—	(4,305)
Insurance proceeds St Jo flood	—	—	3,045	—	—	3,045
Proceeds from sale of property and equipment	—	—	66	—	—	66
Purchases of property and equipment	(2,723)	—	(23,702)	—	—	(26,425)
Net cash provided by (used in) investing activities	$1,608	$—	$(20,598)	$—	$—	$(18,990)

Cash flows from financing activities:
Change in intercompany accounts	67,559	—	(43,667)	(23,892)	—	—
Payments on long-term debt	(349,900)	—	—	—	—	(349,900)
Proceeds from long-term debt	398,000	—	—	—	—	398,000
Loan origination fees	(10,583)	—	—	—	—	(10,583)
Net cash provided by financing activities	$105,076	$—	$(43,667)	$(23,892)	$—	$37,517

Net increase (decrease) in cash and cash equivalents	83,998	—	(3,081)	—	—	80,917

Cash and cash equivalents
Beginning of year	5,065	—	40,891	—	—	45,956
End of year	$89,063	$—	$37,810	$—	$—	$126,873

Affinity Gaming and Subsidiaries
Condensed Consolidated Statements of Cash Flows (Successor)
Year ended December 31, 2011
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
Net cash provided by (used in) operating activities	$(22,745)	$43,292	$—	$—	$20,547

Cash flows from investing activities:
Restricted cash	(1,500)	—	—	—	(1,500)
Proceeds from sale of property and equipment	925	153	—	—	1,078
Purchases of property and equipment	(1,502)	(29,226)	—	—	(30,728)
Net cash used in investing activities	$(2,077)	$(29,073)	$—	$—	$(31,150)

Cash flows from financing activities:
Change in intercompany accounts	12,164	(12,164)	—	—	—
Payment on long-term debt	(1,600)	—	—	—	(1,600)
Loan origination fees	(1,622)	—	—	—	(1,622)
Net cash used in financing activities	$8,942	$(12,164)	$—	$—	$(3,222)

Net increase (decrease) in cash and cash equivalents	(15,880)	2,055	—	—	(13,825)

Cash and cash equivalents
Beginning of year	20,945	38,836	—	—	59,781
End of year	$5,065	$40,891	$—	$—	$45,956

Affinity Gaming and Subsidiaries
Condensed Consolidated Statements of Cash Flows (Predecessor)
Year ended December 31, 2010
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
Net cash provided by (used in) operating activities	$(22,846)	$72,957	$—	$—	$50,111

Cash flows from investing activities:
Collection on notes and loans receivable	33	—	—	—	33
Restricted cash	(7,421)	345	—	—	(7,076)
Proceeds from sale of property and equipment	—	40	—	—	40
Purchases of property and equipment	—	(21,153)	—	—	(21,153)
Net cash provided by (used in) investing activities	$(7,388)	$(20,768)	$—	$—	$(28,156)

Cash flows from financing activities:
Change in intercompany accounts	57,018	(57,018)	—	—	—
Reorganization items	(38,258)	—	—	—	(38,258)
Net cash provided by (used in) financing activities	$18,760	$(57,018)	$—	$—	$(38,258)

Net increase (decrease) in cash and cash equivalents	(11,474)	(4,829)	—	—	(16,303)

Cash and cash equivalents
Beginning of year	32,419	43,665	—	—	76,084
End of year	$20,945	$38,836	$—	$—	$59,781